Note 13- Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	2014	2013
Net operating revenues from:
Waste management services:
External customer revenues	$38,603	$47,243
Intersegment revenues	-	-
Total waste management services	38,603	47,243

Golf and related operations:
External customer revenues	12,869	12,227
Intersegment revenues	92	89
Total golf and related operations	12,961	12,316

Segment operating revenues	51,564	59,559
Intersegment eliminations	(92)	(89)
Total net operating revenues	$51,472	$59,470

Income (loss) before income taxes:
Waste management services	$2,899	$3,787
Golf and related operations	(1,175)	(336)
Segment income before taxes	1,724	3,451
Corporate interest income	1	1
Corporate interest expense	(38)	-
Corporate other income, net	32	35
General corporate expenses	(2,904)	(2,952)
Income (loss) before income taxes	$(1,185)	$535

Depreciation and amortization expense:
Waste management services	$506	$99
Golf and related operations	1,475	1,400
Corporate	174	137
Total	$2,155	$1,636

Capital expenditures:
Waste management services	$3,112	$2,939
Golf and related operations	4,459	797
Corporate	113	327
Total	$7,684	$4,063

Reconciliation of Assets from Segment to Consolidated [Table Text Block]
	December 31,
	2014	2013
Identifiable assets:
Waste management services	$19,381	$16,252
Golf and related operations	36,449	29,821
Corporate	44,613	43,997
Subtotal	100,443	90,070
Elimination of intersegment receivables	(42,599)	(34,491)
Total	$57,844	$55,579